Taxes on Income	12 Months Ended
Dec. 31, 2018
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Corporate tax rates in Israel:

In December 2016, the Israeli Parliament approved the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2017 which reduces the corporate income tax rate to 24% (instead of 25%) effective from January 1, 2017 and to 23% effective from January 1, 2018.

The Israeli corporate income tax rate was 23% in 2018, 24% in 2017 and 25% in 2016.

A company incorporated in the U.S. - weighted tax rate of about 21% (Federal tax, State tax and city tax of the city where the company operates).

Cellect Biotech Inc is subject to the U.S. federal tax reform (Tax Cuts and Jobs Act of 2017).

b.	Final tax assessments:

The Company and its subsidiary received final tax assessments through tax years 2012.

In 2018, the Company received final tax assessements for the years 2013-2016 following an audit of the income tax of ITA.

c.	Net operating carry forwards losses for tax purposes and other temporary differences:

As of December 31, 2018, the Company had carry forward operating losses amounting to approximately NIS 70,057.

The Company did not recognize deferred tax assets for carry forward operating and capital losses and other temporary differences because their utilization in the foreseeable future is not probable.